General	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Accounting Policies [Abstract]
GENERAL

NOTE 1. – GENERAL

Maple X Inc. (Hereinafter: the “Company” or “We”) was established and incorporated on October 14, 2021 as an LLC, in accordance with the Texas Business Organization Code. (Hereinafter: “TBOC”) in the State of Texas USA, for the purpose of being a holding company for the Company and its subsidiaries (“Group’s”) operations. On March 21, 2022, the Company filed a certificate of conversion with the Texas Secretary of State to convert the Company from a LLC into a Texas corporation (hereinafter – Inc.). As part of the conversion from a LLC to an Inc., the membership interests of our Controlling Shareholders in the LLC were converted into an aggregate of 100 shares of common stock in the Inc.

The controlling shareholders of the Company holding each an equal number of shares in the Inc. are: Mr. Itiel Kaplan, Mr. Michael Sabo, Mr. Roy Marciano and Mr. Uri Frisch (hereinafter: “the controlling shareholders”

The Company purchases undeveloped land, and engages in the planning, development, and construction of necessary infrastructure. Ultimately, the Company sells the plots of land to homebuilders, construction companies and real estate developers. The Company also invests in plots of land as investment real estate for long term capital appreciation or for the purpose of lease.

As of December 31, 2021, the Company held 3 plots of land as entrepreneurial projects for the purposes of Master-Planned Communities and 5 plots of land as investment real estate for the purpose of Real Estate Investment.

The Company’s strategy is to focus on acquiring plots of land; engaging in planning, engineering supervision, and development of these plots; and then selling the developed land to homebuilders and commercial contractors. The Company undertakes development of undeveloped land from the ground up in vibrant, supply-constrained markets, in circumstances where the Company believes it will be able to leverage the management team’s experience and relationships to generate strong risk-adjusted returns for our stockholders. The Company will be externally managed and advised by Maple Development Group, LLC (the “Manager”), a Texas limited liability company controlled by the same shareholders who control the Company.

The Company focuses on two fields of activity, land inventory development for master planned communities and real estate investment, which are the Company’s two operating segments.

Master Planned Communities

Most of the Company’s projects are in the field of master planned communities. Master planned communities are a form of development envisioned and delivered as a self-contained, unified community, with clear boundaries and a full range of land uses, employment opportunities, and public facilities and services. Master planned communities are frequently built on the edge of existing metropolitan areas.

There is no single, accepted definition to describe master planned communities.  Most master planned communities will have a consistent design character, while allowing for some varieties of design styles, home sizes, prices, and lot sizes to cater to multiple segments of the market and allow space for the diversity that can help create the feel of community. Master planned communities are frequently developed by a single-development entity, though many developers will allow separate builders to create smaller subdivisions so that each one is unique and offers residents something different from the others.

As part of a master planned community, an entire neighborhood is planned, including all the services and infrastructure required to create an actual community, such as public services, schools, retail and recreational areas, parks and swimming pools, sport centers, and sometimes even employment centers. Master planned communities are widescale projects which may include up to hundreds of thousands of residents and require many years for development. They are typically developed in phases, such that in each phase of the project the relevant infrastructures and public areas for that particular phase are developed.

Real Estate Investment

The Company acquires undeveloped land inventory plots of land for infrastructure development and sale that are not part of projects for master planned communities. The activities in this field are not substantially different from the Company’s activities in the master planned communicates field. The Company locates and purchases undeveloped plots of land which as of the time of their purchase are not suitable for development and construction because they are not yet connected to infrastructure and are not assigned to any defined use, develops the required infrastructure, and sells the land to builders and construction contractors.

The Company’s activities in the field of real estate investment are separate from its activities in the field of development for master planned communities. The Company’s real estate investment projects relate to land that is proximate to the land that forms part of a project for a master planned community, or the land may be separate and independent from a project for a master planned community.

Maple Development Group, LLC (the “Manager”)

The Company will enter into a management agreement pursuant to which the Manager (owned by the controlling shareholders) will assist the Company with the management of the business and affairs and with the day-to-day operations of the Company. A team of real estate professionals acting through the Manager will make all the decisions regarding the selection, negotiation, financing, and disposition of the investments, subject to direction provided by the Board of Directors and the limitations in the operating agreements.

The Manager will also provide asset management, marketing, investor relations, and other administrative services on the Company’s behalf with the goal of maximizing the Company’s operating cash flow and preserving the Company’s invested capital (See Note 11D below).

Effects of the spread of the coronavirus

The COVID-19 pandemic continues to create business and economic uncertainty and volatility in the global markets. Many countries around the world are experiencing further outbreaks of the pandemic, following which governments are once again imposing various restrictions. At the same time, there is a recovery trend in the volume of economic activity around the world that leads on one hand, to significant demand for certain products and services and on the other hand, disruptions to worldwide supply chain routes and some raw materials. The Group continues to take measures to ensure the health and safety of its employees, suppliers, other business partners and the communities in which it operates in order to ensure, among others, the operation level, the proper functioning of its facilities and to minimize the pandemic’s potential impact on its business. Manufacturing continues at the Group’s sites without interruptions. However, there is still a difficulty in assessing the future impacts of the pandemic on the Group’s operations, inter alia, in light of the uncertainty of its duration, the extent of its intensity and effects on global supply chains and global markets, and additional countermeasures that may be taken by governments and central banks.

In the company’s assessment there is no material effect of inflation on the company’s business.

NOTE 1 – GENERAL

Maple X Inc. (Hereinafter: the “Company” or “We”) was established and incorporated on October 14, 2021 as an LLC, in accordance with the Texas Business Organization Code. (Hereinafter: “TBOC”) in the State of Texas USA, for the purpose of being a holding company for the Company and its subsidiaries (“Group’s”) operations. On March 21, 2022, the Company filed a certificate of conversion with the Texas Secretary of State to convert the Company from a LLC into a Texas corporation (hereinafter – Inc.). As part of the conversion from a LLC to an Inc., the membership interests of our Controlling Shareholders in the LLC were converted into an aggregate of 100 shares of common stock in the Inc.

The controlling shareholders of the Company holding each an equal number of shares in the Inc. are: Mr. Itiel Kaplan, Mr. Michael Sabo, Mr. Roy Marciano and Mr. Uri Frisch (hereinafter: “the controlling shareholders”

The Company purchases undeveloped land, and engages in the planning, development, and construction of necessary infrastructure. Ultimately, the Company sells the plots of land to homebuilders, construction companies and real estate developers. The Company also invests in plots of land as investment real estate for long term capital appreciation or for the purpose of lease.

In January 2022, we obtained from the Controlling Shareholders the Controlling Shareholders’ 50% interest in Maple Heights GP, LLC, a Delaware limited liability company that has an ownership interest in one additional property. On April 1, 2021, Maple Heights entered into a contract with Century Land Holdings of Texas, LLC to sell the parcels of the land of Maple Heights to Century Land Holdings in four separate stages for a total consideration of $21 million. The first stage was completed in 2021 and included 59 acres. On January 11, 2022, the Company through its subsidiaries, completed the second sale installment of 28.1 acres, for the amount of $4.8 million. On July 27, 2022, the Company through its subsidiaries, completed the third sale installment of 71.8 acres, for the amount of $5.9 million. A partial loan payoff was made to Bancorpsouth Bank.

As of September 30, 2022, the Company held 7 plots of land as entrepreneurial projects for the purposes of Master-Planned Communities and 6 plots of land as investment real estate for the purpose of Real Estate Investment.

The Company’s strategy is to focus on acquiring plots of land; engaging in planning, engineering supervision, and development of these plots; and then selling the developed land to homebuilders and commercial contractors. The Company will be externally managed and advised by Maple Development Group, LLC (the “Manager”), a Texas limited liability company controlled by the same shareholders who control the Company.

The Company focuses on two fields of activity, land inventory development for master planned communities and real estate investment, which are the Company’s two operating segments.